SHARE CAPITAL AND RESERVES (Details 1)	12 Months Ended
	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.102	$ 0.100	$ 0.090
Number of options outstanding	13,410,000
Weighted average remaining contractual life (years)	3 years 7 days
Number of options exercisable	9,048,331
Exercise Price 2
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.12
Number of options outstanding	2,580,000
Weighted average remaining contractual life (years)	11 months 8 days
Number of options exercisable	1,719,998
Exercise Price 1
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.05
Number of options outstanding	2,000,000
Weighted average remaining contractual life (years)	6 months 3 days
Number of options exercisable	2,000,000
Exercise Price 3
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.12
Number of options outstanding	900,000
Weighted average remaining contractual life (years)	2 years 11 months 8 days
Number of options exercisable	700,000
Exercise Price 4
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.11
Number of options outstanding	1,000,000
Weighted average remaining contractual life (years)	3 years 3 months 7 days
Number of options exercisable	1,000,000
Exercise Price 5
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.125
Number of options outstanding	520,000
Weighted average remaining contractual life (years)	2 years 10 days
Number of options exercisable	173,333
Exercise Price 6
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.105
Number of options outstanding	5,500,000
Weighted average remaining contractual life (years)	4 years 11 months 23 days
Number of options exercisable	2,750,000
Exercise Price 7
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.105
Number of options outstanding	910,000
Weighted average remaining contractual life (years)	2 years 11 months 23 days
Number of options exercisable	705,000